Consolidated Statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of income/(loss)
Net sales revenue	R$ 13,443,376	R$ 10,580,673	R$ 9,839,162
Cost of sales	(6,922,331)	(6,496,304)	(6,563,080)
Gross profit	6,521,045	4,084,369	3,276,082
Operating income (expenses)
Selling expenses	(598,726)	(423,325)	(416,310)
General and administrative expenses	(825,209)	(528,974)	(427,100)
Equity in earnings of associates	7,576	5,872	(7,127)
Other operating income (expenses), net	(96,875)	140,510	(1,150,561)
Total operating income (expenses)	(1,513,234)	(805,917)	(2,001,098)
Operating profit before net financial income (expenses)	5,007,811	3,278,452	1,274,984
Net financial income (expenses)
Financial income	459,707	379,049	2,277,924
Financial expenses	(5,302,220)	(1,397,889)	(1,156,204)
Financial result, net	(4,842,513)	(1,018,840)	1,121,720
Net income before taxes	165,298	2,259,612	2,396,704
Income taxes
Current	(586,568)	(202,187)	(188,817)
Deferred	741,084	(236,431)	(530,072)
Income and social contribution benefits (expenses) on the year	154,516	(438,618)	(718,889)
Net income for the year	319,814	R$ 1,820,994	R$ 1,677,815
Result of the period attributed to the controlling shareholders	319,693
Result of the period attributed to non-controlling shareholders	R$ 121
Basic earnings per share
Common	R$ 0.29236	R$ 1.66804	R$ 1.53922
Diluted earnings per share
Common	R$ 0.29199	R$ 1.66433	R$ 1.53430